RETAINED PROFITS (Details) - Income Statement - The Bank [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Interest and similar income	£ 9,093		£ 8,569	£ 9,110
Interest and similar expense	(2,964)		(2,740)	(4,227)
Net interest income	6,129		5,829	4,883
Fee and commission income	1,442		1,457	1,482
Fee and commission expense	(603)		(488)	(463)
Net fee and commission income	839		969	1,019
Net trading income	456		(51)	953
Dividends received	4,848		4,378	3,984
Other operating income	1,933		2,346	(467)
Other income	8,076		7,642	5,489
Total income	14,205		13,471	10,372
Regulatory provisions	(939)		(1,123)	(1,494)
Other operating expenses	(5,864)		(6,078)	(6,228)
Total operating expenses	(6,803)		(7,201)	(7,722)
Trading surplus	7,402		6,270	2,650
Impairment	(504)		(462)	(620)
Profit before tax	6,898	[1]	5,808	2,030
Tax expense	(831)		(529)	(77)
Profit for the year	£ 6,067		£ 5,279	£ 1,953

[1]	Group profit before tax comprises 4,280 million in respect of continuing operations and 1,380 million in respect of discontinued operations (2017: 5,035 million in respect of continuing operations and 943 million in respect of discontinued operations; 2016: 1,977 million in respect of continuing operations and 579 million in respect of discontinued operations).